ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS – 97.1%

Equity Fund – 97.1%
First Trust Dow Jones Internet Index Fund*(a)	69,328	$16,355,169
Invesco QQQ Trust Series 1(a)	106,599	38,158,178
iShares Core S&P Small-Cap ETF(a)	29,245	3,193,262
iShares Russell 2000 Growth ETF(a)	14,324	4,205,383
Technology Select Sector SPDR Fund	197,454	29,483,831
Vanguard Total Stock Market ETF	22,984	5,103,827

Total Exchange Traded Funds
(Cost $92,958,275)		96,499,650

MONEY MARKET FUNDS – 11.9%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(b)(c)	1,130,000	1,130,000
Fidelity Investments Money Market Government Portfolio – Class I, 0.01%(b)	2,883,325	2,883,325
Goldman Sachs Financial Square Government Fund - Institutional Shares, Institutional Class, 0.03%(b)(c)	2,401,000	2,401,000
Invesco STIT - Government & Agency Portfolio, Institutional Class, 0.03%(b)(c)	1,530,000	1,530,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.03%(b)(c)	2,710,000	2,710,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.03%(b)(c)	1,130,000	1,130,000

Total Money Market Funds
(Cost $11,784,325)		11,784,325

REPURCHASE AGREEMENTS – 30.4%(c)
BofA Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $9,094,735, (collateralized by various U.S. Government Agency Obligations, 1.50%-5.00%, 09/01/31-07/01/60, totaling $9,276,616)	$9,094,722	9,094,722
Citigroup Global Markets, Inc., dated 09/30/21, due 10/01/21, 0.06%, total to be received $2,889,900, (collateralized by various U.S. Government Agency Obligations, 0.13%-2.75%, 06/30/22-02/15/28, totaling $2,947,693)	2,889,895	2,889,895
Daiwa Capital Markets America, dated 09/30/21, due 10/01/21, 0.05%, total to be received $9,094,735, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/21-10/01/51, totaling $9,276,617)	9,094,722	9,094,722
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $9,094,735, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/31/21-05/01/58, totaling $9,276,617)	9,094,722	9,094,722

Total Repurchase Agreements
(Cost $30,174,061)		30,174,061

Total Investments – 139.4%
(Cost $134,916,661)		138,458,036
Liabilities in Excess of Other Assets – (39.4%)		(39,125,590)
Net Assets – 100.0%		$99,332,446

ETF - Exchange Traded Fund

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $41,046,491; the aggregate market value of the collateral held by the fund is $42,043,122. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,968,061.
(b)	Rate shown reflects the 7-day yield as of September 30, 2021.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$96,499,650	$–	$–	$96,499,650
Money Market Funds	11,784,325	–	–	11,784,325
Repurchase Agreements	–	30,174,061	–	30,174,061
Total	$108,283,975	$30,174,061	$–	$138,458,036

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Equity Fund	97.1%
Money Market Funds	11.9
Repurchase Agreements	30.4
Total Investments	139.4
Liabilities in Excess of Other Assets	(39.4)
Net Assets	100.0%